Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average
	Summary		Summary	Average	Value of Initial Fixed		Company Selected Measures
	Compensation	Compensation	Compensation	Compensation	$100 Investment Based On:				Net Income
	Table Total	Actually Paid (1)	Table Total	Actually Paid (1)	Tootsie Roll	TSR of	Net		as a Percent
Year	for PEO	to PEO (2)	for Other NEOs	to Other NEOs (2)	TSR (3)	Peer Group (4)	Income	Sales	of Sales
2023	$7,289,683	$7,289,683	$1,495,958	$1,495,958	114.31	119.76	$91,912	$763,252	12.0%
2022	6,793,272	6,793,272	1,362,116	1,362,116	140.71	130.29	75,937	681,440	11.1%
2021	5,442,510	5,442,510	1,256,239	1,256,239	115.09	119.39	65,326	566,043	11.5%
2020	4,882,302	4,882,302	1,191,157	1,191,157	90.62	105.23	58,995	467,427	12.6%

(1)	"Compensation Actually Paid" is the same as the total compensation reported in the Summary Compensation Table because the Company does not have any stock-based compensation or defined benefit plans.

(2)

The principal executive officer (PEO) is Ellen R. Gordon. The four other named executive officers (NEOs) are G. Howard Ember, Jr., Kenneth D. Naylor, Barry P. Bowen and Stephen P. Green. There were no changes to the PEO or other NEOs during 2023, 2022, 2021 or 2020.

(3)

For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

(4)	For the relevant fiscal year, represents the TSR of the Dow Jones US Food Producers group for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

Company Selected Measure Name	Sales
Named Executive Officers, Footnote

(2)

The principal executive officer (PEO) is Ellen R. Gordon. The four other named executive officers (NEOs) are G. Howard Ember, Jr., Kenneth D. Naylor, Barry P. Bowen and Stephen P. Green. There were no changes to the PEO or other NEOs during 2023, 2022, 2021 or 2020.

Peer Group Issuers, Footnote
(4)	For the relevant fiscal year, represents the TSR of the Dow Jones US Food Producers group for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 7,289,683	$ 6,793,272	$ 5,442,510	$ 4,882,302
PEO Actually Paid Compensation Amount	7,289,683	6,793,272	5,442,510	4,882,302
Non-PEO NEO Average Total Compensation Amount	1,495,958	1,362,116	1,256,239	1,191,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,495,958	1,362,116	1,256,239	1,191,157
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s cumulative TSR over the four years presented in the table. The Compensation Committee does not determine the amount of MIP and CAP awards based on stock price performance. Total shareholder return (TSR) of the Company in relation to that of its peer group is not taken into consideration in determining the compensation paid to named executive officers because the Board of Directors believes that focusing on the factors enumerated above in the Compensation Discussion and Analysis will lead to increased shareholder value on a long term basis and serve to mitigate risk taking activities that are inconsistent with the Company’s long term shareholder interests.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following table illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s net income over the four years presented in the table. Net income is the most important factor taken into consideration when determining the size of MIP and CAP awards for named executive officers.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Sales

The following table illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s sales over the four years presented in the table. Sales as a performance measure is taken into consideration in the overall executive compensation program.

Tabular List, Table

The measures that were most important in determining pay during 2023 and were most heavily weighted in the Company’s MIP and CAP programs as follows:

•Net income and earnings per share

•Increase in sales of core brands and total sales

•Net income as a percentage of sales

Total Shareholder Return Amount	$ 114.31	140.71	115.09	90.62
Peer Group Total Shareholder Return Amount	119.76	130.29	119.39	105.23
Net Income (Loss)	$ 91,912	$ 75,937	$ 65,326	$ 58,995
Company Selected Measure Amount	763,252	681,440	566,043	467,427
PEO Name	Ellen R. Gordon
Measure:: 1
Pay vs Performance Disclosure
Name	Net income and earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Increase in sales of core brands and total sales
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Compensation Actually Paid and Net Income as a Percentage of Sales

The following table illustrates the amount of compensation actually paid to Mrs. Gordon and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mrs. Gordon) as compared to the Company’s net income as a percentage of sales over the four years presented in the table.

Other Performance Measure, Amount	12.0	11.1	11.5	12.6
Name	Net income as a percentage of sales